Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign

United States and foreign components of income before income taxes were as follows:

	For the Years Ended December 31,
	2020	2019
United States	$(6,287,903)	$(14,210,716)
Foreign	-	-
Income before income taxes	$(6,287,903)	$(14,210,716)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets or liabilities are presented below:

	For the Years Ended December 31,
	2020	2019
Deferred tax assets:
Stock-based compensation	$1,025,745	$987,747
Operating lease liabilities	32,653	158,430
Net operating loss carryforwards	3,567,490	2,324,863
Less: valuation allowance	(3,787,252)	(2,424,196)
Net deferred tax assets	$838,636	$1,046,844

Deferred tax liabilities:
Right of use assets	(32,137)	(153,741)
Goodwill and intangible assets	(724,395)	(811,000)
Property and equipment	$(82,103)	$(82,103)
Net deferred tax liabilities	$(838,636)	$(1,046,844)
Net deferred taxes	$-	$-

Schedule of Components of Income Tax Expense (Benefit)

The income tax provision (benefit) consists of the following:

	For the Years Ended December 31,
	2020	2019
Current:
Federal	$-	$-
Foreign	-	-
State and local	19,197	(22,373)
Total current	$19,197	$(22,373)

Deferred:
Federal	$(1,166,562)	$(896,468)
Foreign	-	-
State and local	(196,494)	(333,141)
Less: valuation allowance	1,363,056	1,229,609
Total deferred	$-	$-
Income tax provision (benefit)	$19,197	$(22,373)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2020	2019
Tax at federal statutory rate	21.0%	21.0%
Effect of U.S. tax law change	0.0%	0.0%
U.S. income subject to valuation allowance	-20.9%	-14.6%
State and local income taxes	-0.3%	0.2%
Foreign income not subject to U.S. federal tax	0.0%	0.0%
Foreign tax	0.0%	0.0%
Nondeductible expenses	-0.1%	-6.5%
Other	0.0%	0.0%
Effective income tax rate	-0.3%	0.1%